Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 50,487	$ 73,201
Accounts receivable, net	128,719	98,799
Unbilled revenue	155,935	76,347
Service inventories, net	94,415	78,841
Prepaid assets	8,267	9,590
Retention withholdings	27,089	40,970
Other receivables	19,381	14,019
Other current assets	5,522	11,442
Total current assets	489,815	403,209
Non-current assets
Property, plant and equipment, net	458,505	419,307
Intangible assets, net	115,198	122,714
Goodwill	596,857	574,764
Other assets	3,069	2,370
Total assets	1,663,444	1,522,364
Liabilities
Accounts payable	147,268	65,704
Accrued expenses	51,591	69,137
Current installments of long-term debt	43,750	15,000
Short-term borrowings	36,392	37,963
Income taxes payable	9,336	7,542
Other taxes payable	11,466	7,189
Other current liabilities	37,685	25,601
Total current liabilities	337,488	228,136
Long-term debt	319,738	330,564
Deferred tax liabilities	22,885	26,217
Employee benefit liabilities	19,438	16,745
Other liabilities	37,924	34,230
Total liabilities	737,473	635,892
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at September 30, 2020 and December 31, 2019, respectively
Common stock, no par value; unlimited shares authorized; 87,777,553 and 87,187,289 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	801,545	801,545
Additional paid in capital	23,076	17,237
Retained earnings	101,230	67,661
Accumulated other comprehensive income	64	29
Total shareholders’ equity	925,915	886,472
Non-controlling interests	56
Total equity	925,971	886,472
Total liabilities and equity	$ 1,663,444	$ 1,522,364